Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of subsidiaries, VIE and VIE's subsidiaries
As of December 31, 2024, the Company’s principal subsidiaries, VIE and VIE’s subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
BR Hong Kong Limited	April 1, 2014	Hong Kong	100%	Investment holding
Guangzhou Burning Rock Biotech Limited (the “WFOE”)	December 12, 2021	PRC	100%	Investment holding
Beijing Burning Rock Biotech Co., Ltd. (the “Original WFOE”)	June 13, 2014	PRC	100%	Trading
Burning Rock Biotechnology (Shanghai) Co., Ltd.	July 4, 2016	PRC	100%	Research and development
Burning Rock Dx LLC	August 28, 2019	United States	100%	Cancer therapy selection test
VIE
Burning Rock (Beijing) Biotechnology Co., Ltd.	January 7, 2014	PRC	Nil	Holding
VIE’s subsidiaries
Guangzhou Burning Rock Dx Co., Ltd.	March 18, 2014	PRC	Nil	Cancer therapy selection test and sales of reagent kits
Guangzhou Burning Rock Medical Equipment Co., Ltd.	January 6, 2015	PRC	Nil	Facilitation of laboratory equipment sales and sales of reagent kits

Summary of financial information of VIE and VIE's subsidiaries
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cash and cash equivalents	314,724	150,947	20,680
Restricted cash	20	20	3
Accounts receivable (net of allowance of RMB38,123 and RMB45,590 (US$6,246) as of December 31, 2023 and 2024, respectively)	126,851	151,971	20,821
Contract assets (net of allowance of RMB58,790 and RMB61,856 (US$8,474) as of December 31, 2023 and 2024, respectively)	22,748	13,855	1,898
Inter-company receivables*	343,342	605,656	82,975
Inventories	61,169	53,618	7,345
Prepayments and other current assets	16,855	13,737	1,882

Total current assets	885,709	989,804	135,604

Property and equipment, net	45,533	19,656	2,692
Intangible assets, net	38	224	30
Other non-current assets	2,398	5,353	733
Operating right-of-use assets	4,524	41,985	5,752

Total non-current assets	52,493	67,218	9,207

TOTAL ASSETS	938,202	1,057,022	144,811

Accounts payable	11,209	30,408	4,166
Deferred revenue	127,631	110,652	15,159
Inter-company payables*	1,693,577	1,768,322	242,259
Accrued liabilities and other current liabilities	71,144	61,212	8,386
Customer deposits	1,197	592	81
Current portion of operating lease liabilities	3,639	13,832	1,895

Total current liabilities	1,908,397	1,985,018	271,946

Other non-current liabilities	4,288	10,171	1,395
Non-current portion of operating lease liabilities	—	26,669	3,654

Total non-current liabilities	4,288	36,840	5,049

TOTAL LIABILITIES	1,912,685	2,021,858	276,995

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Summary of operations and comprehensive loss statements of VIE and VIE's subsidiaries
The table sets forth the results of operations of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of comprehensive loss:

	For the years ended December 31,
	2022	2023	2024

	RMB	RMB	RMB	US$
Revenues	557,667	537,502	511,590	70,088
Net loss	(605,934)	(340,575)	(126,621)	(17,348)

Summary of cash flow statement of VIE and VIE's subsidiaries
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2022	2023	2024

	RMB	RMB	RMB	US$
Net cash used in operating activities	(139,381)	(2,768)	(160,551)	(21,994)
Net cash used in investing activities	(37,088)	(606)	(3,226)	(442)
Net cash generated from (used in) financing activities	377,630	(68,894)	—	—